UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------------

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Pax World Management Corp.
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Address:                   222 State Street
         -----------------------------------------------------
                           Portsmouth, NH  03801
         -----------------------------------------------------

         -----------------------------------------------------


Form 13F File Number:  028-05955
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Lee D. Unterman
         -----------------------------------------------------
Title:                     Assistant Secretary
         -----------------------------------------------------
Phone:                     (212) 867-9500
         -----------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Lee D. Unterman                 New York, NY              2-7-03
--------------------                --------------            -----------
[Signature]                         [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0
                                    ----------------------

Form 13F Information Table Entry Total:          97
                                        ---------------

Form 13F Information Table Value Total:     651,538     (thousands)
                                        ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                      NONE

                                                                                                               VOTING AUTHORITY
                                TITLE OF                VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                   CLASS       CUSIP     (X$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE     SHARED   NONE
ABBOTT LABS NPV                   COM      002824100     8,000   200,000   SH         Sole                200,000
ALCON INC                         COM      H01301102       986    25,000   SH         Sole                 25,000
AMAZON.COM INC.                   COM      023135106       763    40,400   SH         Sole                 35,400             5,000
AMERICA MOVIL                     COM      02364W105     3,662   255,000   SH         Sole                250,000             5,000
AMERICAN INTL GROUP INC           COM      026874107    17,934   310,000   SH         Sole                310,000
AMERICAN WTR WKS INC              COM      030411102     4,548   100,000   SH         Sole                100,000
AMGEN INC                         COM      031162100    24,830   513,650   SH         Sole                510,200             3,450
ANALOG DEVICES INC                COM      032654105       239    10,000   SH         Sole                 10,000
ANTHEM INC                        COM      03674B104       629    10,000   SH         Sole                 10,000
AOL TIME WARNER INC               COM      00184A105     3,930   300,000   SH         Sole                300,000
APOGENT TECHNOLOGIES INC          COM      03760A101    12,022   578,000   SH         Sole                575,000             3,000
APPLEBEES                         COM      037899101       348    15,000   SH         Sole                 15,000
AT + T CORP                       COM      001957505       974    37,296   SH         Sole                 37,296
AT + T WIRELESS SVCS INC          COM      00209A106     3,432   607,500   SH         Sole                600,000             7,500
AVON PRODS INC                    COM      054303102    11,313   210,000   SH         Sole                210,000
BAKER HUGHES INC                  COM      057224107     9,776   303,700   SH         Sole                300,000             3,700
BAXTER INTL INC                   COM      071813109    11,221   400,750   SH         Sole                400,200               550
BECTON DICKINSON + CO             COM      075887109     3,901   127,100   SH         Sole                127,100
BELLSOUTH CORP                    COM      079860102    10,382   401,300   SH         Sole                400,300             1,000
BELO CORP SER A                   COM      080555105     7,110   333,500   SH         Sole                331,000             2,500
BEMIS INC                         COM      081437105       496    10,000   SH         Sole                 10,000
BOSTON SCIENTIFIC CORP.           COM      101137107       850    20,000   SH         Sole                 20,000
CAREMARK RX INC                   COM      141705103     7,475   460,000   SH         Sole                460,000
CHECKFREE CORP                    COM      162813109       480    30,000   SH         Sole                 30,000
CNF INC                           COM      12612W104     9,141   275,000   SH         Sole                275,000
COACH INC                         COM      189754104       658    20,000   SH         Sole                 20,000
COGNIZANT TECH SOLUTIONS          COM      192446102       506     7,000   SH         Sole                  7,000
COMCAST CORP NEW CL A             COM      20030n101     1,422    60,326   SH         Sole                 60,326
COMCAST CORP NEW CL A SPL         COM      20030n200     4,577   202,600   SH         Sole                200,000             2,600
CORINTHIAN COLLEGES INC.          COM      218868107       757    20,000   SH         Sole                 20,000
COX COMMUNICATIONS INC NEW CL     COM      224044107     8,520   300,000   SH         Sole                300,000
DEAN FOODS CO NEW                 COM      242370104    18,572   500,600   SH         Sole                500,000               600
DELL COMPUTER CORP                COM      247025109    12,702   475,000   SH         Sole                475,000
DPL INC                           COM      233293109     6,990   455,700   SH         Sole                450,400             5,300
EBAY INC                          COM      278642103    15,097   222,600   SH         Sole                220,200             2,400
EDWARDS LIFESCIENCES CORP         COM      28176E108     2,547   100,000   SH         Sole                100,000
EMC CORP                          COM      268648102     2,149   350,000   SH         Sole                350,000
EQUITABLE RES INC                 COM      294549100     9,592   273,750   SH         Sole                270,300             3,450
EXPRESS SCRIPTS INC CL A          COM      302182100     1,153    24,000   SH         Sole                 24,000
FISERV INC                        COM      337738108     8,912   262,500   SH         Sole                262,500
FLUOR CORP NEW                    COM      343412102     9,804   350,150   SH         Sole                350,000               150
FUJI PHOTO FILM CO LTD ADR ADR    COM      359586302     8,018   250,000   SH         Sole                250,000
GENERAL MTRS CORP CL H NEW        COM      370442832     3,849   359,700   SH         Sole                350,700             9,000
GILLETTE CO.                      COM      375766102     9,867   325,000   SH         Sole                325,000
INTERNET SECURITY SYSTEMS         COM      46060x107       183    10,000   SH         Sole                 10,000
INTUIT                            COM      461202103    17,360   370,000   SH         Sole                370,000
JACOBS ENGR GROUP INC             COM      469814107       356    10,000   SH         Sole                 10,000
JEFFERSON PILOT CORP              COM      475070108     9,672   253,800   SH         Sole                250,200             3,600
JOHNSON + JOHNSON                 COM      478160104    16,113   300,000   SH         Sole                300,000
JONES APPAREL GROUP INC           COM      480074103     5,316   150,000   SH         Sole                150,000
KEYSPAN CORP                      COM      49337W100    17,620   500,000   SH         Sole                500,000
KROGER CO                         COM      501044101     6,180   400,000   SH         Sole                400,000
MASCO CORP                        COM      574599106     7,501   356,325   SH         Sole                350,400             5,925
MBNA CORP.                        COM      55262L100       571    30,000   SH         Sole                 30,000
MEDTRONIC INC                     COM      585055106    11,593   254,230   SH         Sole                250,200             4,030
MICROSOFT CORP                    COM      594918104    13,853   267,950   SH         Sole                265,000             2,950
MILLIPORE CORP                    COM      601073109     7,674   225,700   SH         Sole                225,000               700
MYKROLIS CORP                     COM      62852P103       865   118,442   SH         Sole                118,442
NISOURCE INC                      COM      65473P105     8,000   400,000   SH         Sole                400,000
NOKIA CORP SPONSORED ADR          COM      654902204     6,975   450,000   SH         Sole                450,000
PEOPLES ENERGY CORP               COM      711030106    23,267   602,000   SH         Sole                600,000             2,000
PEPSI BOTTLING GROUP INC          COM      713409100    10,383   404,000   SH         Sole                400,000             4,000
PHILADELPHIA SUBURBAN CORP.       COM      718009608     4,697   228,000   SH         Sole                225,500             2,500
PHILIPS ELECTRONICS               COM      500472303     7,960   450,200   SH         Sole                450,200
QUESTAR CORP                      COM      748356102     5,845   210,100   SH         Sole                206,200             3,900
RENAISSANCE RE HOLDINGS LTD.      COM      G7496G103       990    25,000   SH         Sole                 25,000
RYDER SYS INC                     COM      783549108     6,171   275,000   SH         Sole                275,000
SAP AG                            COM      803054204     7,391   379,000   SH         Sole                375,500             3,500
SBC COMMUNICATIONS INC            COM      78387G103    10,952   404,000   SH         Sole                400,000             4,000
SCRIPPS E W CO OH CL A            COM      811054204     7,695   100,000   SH         Sole                100,000
SMITH INTERNATIONAL INC.          COM      832110100       326    10,000   SH         Sole                 10,000

SONY CORP AMER SH NEW             COM      835699307    10,491   253,950   SH         Sole                250,200             3,750
STAPLES INC                       COM      855030102    10,980   600,000   SH         Sole                600,000
STARBUCKS CORP                    COM      855244109    11,209   550,000   SH         Sole                550,000
STRYKER CORP                      COM      863667101    13,424   200,000   SH         Sole                200,000
SUPERVALU INC                     COM      868536103     5,032   304,775   SH         Sole                300,500             4,275
SYBRON DENTAL SPECIALTIES         COM      871142105     3,757   253,000   SH         Sole                250,000             3,000
SYMBOL TECHNOLOGIES INC           COM      871508107       288    35,000   SH         Sole                 35,000
TELEFONOS DE MEXICO S A SPONSO    COM      879403780     6,396   200,000   SH         Sole                200,000
TIDEWATER INC                     COM      886423102     9,788   314,725   SH         Sole                310,300             4,425
TRIBUNE CO NEW                    COM      896047107    18,184   400,000   SH         Sole                400,000
UGI CORP NEW                      COM      902681105     4,786   128,000   SH         Sole                125,000             3,000
UNITED PARCEL SVC INC CL B        COM      911312106    14,054   222,800   SH         Sole                220,200             2,600
UNUMPROVIDENT CORP                COM      91529Y106     5,367   306,000   SH         Sole                300,000             6,000
VODAFONE PLC                      COM      92857W100    13,710   756,600   SH         Sole                750,600             6,000
WASHINGTON FED INC                COM      938824109     6,308   253,850   SH         Sole                250,000             3,850
WEBMD CORP                        COM      94769m105       257    30,000   SH         Sole                 20,000            10,000
WEIGHT WATCHERS                   COM      948626106       690    15,000   SH         Sole                 15,000
WENDYS INTL INC                   COM      950590109     2,707   100,000   SH         Sole                100,000
WHOLE FOODS MKT INC               COM      966837106     1,055    20,000   SH         Sole                 20,000
WILLIS GROUP HOLDINGS LTD SHS     COM      G96655108       860    30,000   SH         Sole                 30,000
ZIMMER HOLDINGS INC               COM      98956P102     2,076    50,000   SH         Sole                 50,000
EQUITY RESIDENTIAL DEPOSITORY     PFD CV   29476L859     5,090   208,606   SH         Sole                208,606
NISOURCE INC PREMIUM INCOME EQ    PFD CV   65473P303     4,608   120,000   SH         Sole                120,000
SUIZA CAP TR II TR CONV PFD SE    PFD CV   86507G408     3,994    75,000   SH         Sole                 75,000
HEALTH CARE PPTY INVS INC PFD     PFD      421915406       249     9,800   SH         Sole                  9,800
HEALTH CARE PPTY INVS INC PFD     PFD      421915604       535    21,400   SH         Sole                 21,400








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